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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450      Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (859) 957-1803

Date of fiscal year end:         August 31, 2012

Date of reporting period:       February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

AlphaMark Large Cap Growth Fund AlphaMark Small Cap Growth Fund Each a series of the AlphaMark Investment Trust Semi-Annual Report February 29, 2012 (Unaudited)

ALPHAMARK LARGE CAP GROWTH FUND PORTFOLIO INFORMATION February 29, 2012 (Unaudited)

Sector Diversification (% of Net Assets)

Top Ten Equity Holdings
Company	% of Net Assets
Novo Nordisk A/S - ADR	4.3%
IntercontinentalExchange, Inc.	4.3%
CNOOC Ltd. - ADR	3.8%
American Express Co.	3.7%
Perrigo Co.	3.7%
Discovery Communications, Inc. - Class A	3.4%
Biogen Idec, Inc.	3.4%
Ross Stores, Inc.	3.3%
eBay, Inc.	3.3%
EMC Corp.	3.0%

ALPHAMARK SMALL CAP GROWTH FUND PORTFOLIO INFORMATION February 29, 2012 (Unaudited)

Sector Diversification (% of Net Assets)

Top Ten Equity Holdings
Security Description	% of Net Assets
3D Systems Corp.	4.8%
ExlService Holdings, Inc.	4.5%
Credit Acceptance Corp.	4.4%
Liquidity Services, Inc.	4.4%
Berry Petroleum Co. - Class A	4.3%
EZCORP, Inc. - Class A	4.3%
KapStone Paper and Packaging Corp.	4.2%
Wright Express Corp.	4.1%
PVH Corp.	4.0%
Sturm Ruger & Co., Inc.	4.0%

ALPHAMARK LARGE CAP GROWTH FUND SCHEDULE OF INVESTMENTS February 29, 2012 (Unaudited)

COMMON STOCKS — 95.9%	Shares	Value
Consumer Discretionary — 14.5%
Auto Components — 2.7%
Autoliv, Inc.	6,844	$455,810

Hotels, Restaurants & Leisure — 5.1%
Las Vegas Sands Corp.	7,400	411,514
McDonald's Corp.	4,404	437,229
		848,743
Media — 3.4%
Discovery Communications, Inc. - Class A *	12,371	577,107

Specialty Retail — 3.3%
Ross Stores, Inc.	10,280	548,232

Consumer Staples — 2.5%
Personal Products — 2.5%
Estée Lauder Cos., Inc. (The) - Class A	7,198	421,371

Energy — 6.8%
Oil, Gas & Consumable Fuels — 6.8%
CNOOC Ltd. - ADR	2,799	633,918
Exxon Mobil Corp.	5,798	501,527
		1,135,445
Financials — 8.0%
Consumer Finance — 3.7%
American Express Co.	11,892	628,968

Diversified Financial Services — 4.3%
IntercontinentalExchange, Inc. *	5,192	716,288

Health Care — 17.1%
Biotechnology — 6.4%
Amgen, Inc.	7,343	498,957
Biogen Idec, Inc. *	4,902	570,936
		1,069,893
Health Care Providers & Services — 2.7%
Humana, Inc.	5,199	452,833

Pharmaceuticals — 8.0%
Novo Nordisk A/S - ADR	5,126	719,332
Perrigo Co.	5,965	614,753
		1,334,085

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.9% (Continued)	Shares	Value
Industrials — 12.8%
Commercial Services & Supplies — 2.3%
Waste Management, Inc.	11,090	$387,928

Electrical Equipment — 2.9%
Rockwell Automation, Inc.	6,150	491,877

Machinery — 7.6%
Cummins, Inc.	4,111	495,663
Flowserve Corp.	3,630	430,409
Joy Global, Inc.	3,964	344,709
		1,270,781
Information Technology — 24.8%
Computers & Peripherals — 5.8%
Apple, Inc. *	858	465,414
EMC Corp. *	18,128	501,964
		967,378
Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp. - Class A	8,888	497,373

Internet Software & Services — 8.2%
eBay, Inc. *	15,296	546,679
Google, Inc. - Class A *	682	421,647
NetEase.com, Inc. - ADR *	7,933	415,848
		1,384,174
Semiconductors & Semiconductor Equipment — 5.1%
Broadcom Corp. - Class A *	12,673	470,802
Lam Research Corp. *	9,377	391,021
		861,823
Software — 2.7%
Oracle Corp.	15,412	451,109

Materials — 4.3%
Chemicals — 1.7%
Potash Corp. of Saskatchewan, Inc.	6,195	288,377

Metals & Mining — 2.6%
Cliffs Natural Resources, Inc.	6,732	427,347

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 95.9% (Continued)	Shares	Value
Telecommunication Services — 5.1%
Diversified Telecommunication Services -5.1%
CenturyLink, Inc.	11,400	$458,850
Verizon Communications, Inc.	10,181	387,998
		846,848

Total Common Stocks (Cost $11,431,604)		$16,063,790

MONEY MARKET FUNDS — 4.0%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.15% (a)	498,021	$498,021
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.16% (a)	166,007	166,007
Total Money Market Funds (Cost $664,028)		$664,028

Total Investments at Value — 99.9% (Cost $12,095,632)		$16,727,818

Other Assets in Excess of Liabilities — 0.1%		25,124

Net Assets — 100.0%		$16,752,942

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of February 29, 2012.
See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS February 29, 2012 (Unaudited)

COMMON STOCKS — 100.1%	Shares	Value
Consumer Discretionary — 11.4%
Leisure Equipment & Products — 4.0%
Sturm Ruger & Co., Inc.	18,060	$754,547

Textiles, Apparel & Luxury Goods — 7.4%
Deckers Outdoor Corp. *	8,569	640,618
PVH Corp.	8,960	761,690
		1,402,308
Consumer Staples — 7.6%
Beverages — 3.9%
Viña Concha y Toro S.A. - ADR	16,712	732,821

Personal Products — 3.7%
Inter Parfums, Inc.	41,696	703,412

Energy — 8.0%
Oil, Gas & Consumable Fuels — 8.0%
Berry Petroleum Co. - Class A	15,175	818,843
Global Partners LP	30,900	679,182
		1,498,025
Financials — 12.7%
Consumer Finance — 8.7%
Credit Acceptance Corp. *	8,550	823,023
EZCORP, Inc. - Class A *	25,851	814,306
		1,637,329
Diversified Financial Services — 4.0%
MarketAxess Holdings, Inc.	22,500	745,200

Health Care — 11.3%
Biotechnology — 3.8%
SciClone Pharmaceuticals, Inc. *	153,415	719,516

Health Care Technology — 3.6%
Medidata Solutions, Inc. *	33,960	677,162

Pharmaceuticals — 3.9%
Questcor Pharmaceuticals, Inc. *	18,700	727,430

Industrials — 3.9%
Electrical Equipment — 3.9%
AZZ, Inc.	14,778	741,856

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 100.1% (Continued)	Shares	Value
Information Technology — 38.5%
Communications Equipment — 3.3%
NETGEAR, Inc. *	16,774	$630,199

Computers & Peripherals — 4.8%
3D Systems Corp. *	40,000	896,000

Internet Software & Services — 8.0%
comScore, Inc. *	31,000	681,690
Liquidity Services, Inc. *	19,000	821,750
		1,503,440
IT Services — 8.6%
ExlService Holdings, Inc. *	30,630	852,127
Wright Express Corp. *	12,450	770,406
		1,622,533
Semiconductors & Semiconductor Equipment — 6.9%
Spreadtrum Communications, Inc. - ADR	43,200	599,616
Ultratech, Inc. *	26,000	707,460
		1,307,076
Software — 6.9%
Ebix, Inc.	28,960	674,768
Monotype Imaging Holdings, Inc. *	44,950	630,649
		1,305,417
Materials — 6.7%
Chemicals — 2.5%
Balchem Corp.	17,593	479,409

Paper & Forest Products — 4.2%
KapStone Paper and Packaging Corp. *	38,900	781,890

Total Common Stocks — 100.1% (Cost $15,299,659)		$18,865,570

Liabilities in Excess of Other Assets — (0.1%)		(13,964)

Net Assets — 100.0%		$18,851,606

ADR - American Depositary Receipt.
* Non-income producing security.
See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST STATEMENTS OF ASSETS AND LIABILITIES February 29, 2012 (Unaudited)

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
ASSETS
Investments in securities:
At acquisition cost	$12,095,632	$15,299,659
At value (Note 1)	$16,727,818	$18,865,570
Dividends receivable	20,897	2,514
Receivable for investment securities sold	—	39,722
Other assets	17,877	17,941
TOTAL ASSETS	16,766,592	18,925,747

LIABILITIES
Bank overdraft	—	25,876
Payable for capital shares redeemed	—	30,188
Accrued advisory fees (Note 3)	3,343	6,382
Payable to administrator (Note 3)	5,630	5,970
Accrued distribution fees (Note 3)	2,827	3,364
Other accrued expenses	1,850	2,361
TOTAL LIABILITIES	13,650	74,141

NET ASSETS	$16,752,942	$18,851,606

Net assets consist of:
Paid-in capital	$11,828,393	$14,934,796
Accumulated net investment loss	(18,167)	(60,562)
Accumulated undistributed net realized gains from security transactions	310,530	411,461
Net unrealized appreciation on investments	4,632,186	3,565,911
NET ASSETS	$16,752,942	$18,851,606

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,240,037	1,323,209

Net asset value, offering price and redemption price per share (a)	$13.51	$14.25

(a)	Redemption price varies based on length of time shares are held (Note 1).
See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST STATEMENTS OF OPERATIONS For the Six Months Ended February 29, 2012 (Unaudited)

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
INVESTMENT INCOME
Dividend income	$101,289	$65,826
Foreign withholding taxes on dividends	(2,115)	(733)
TOTAL INVESTMENT INCOME	99,174	65,093

EXPENSES
Investment advisory fees (Note 3)	78,228	83,770
Distribution fees (Note 3)	19,557	20,942
Fund accounting fees (Note 3)	14,208	14,255
Professional fees	12,973	12,973
Administration fees (Note 3)	10,803	11,470
Transfer agent fees (Note 3)	6,000	6,000
Insurance expense	4,859	4,891
Custody and bank service fees	4,465	4,538
Trustees' fees	4,500	4,500
Registration fees	3,938	4,154
Postage and supplies	2,795	3,407
Compliance service fees (Note 3)	3,000	3,000
Other expenses	4,982	4,914
TOTAL EXPENSES	170,308	178,814
Fee reductions by the Advisor (Note 3)	(52,967)	(53,159)
NET EXPENSES	117,341	125,655

NET INVESTMENT LOSS	(18,167)	(60,562)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions	476,938	662,865
Net change in unrealized appreciation/ depreciation on investments	1,328,793	1,258,067
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,805,731	1,920,932

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,787,564	$1,860,370

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
FROM OPERATIONS
Net investment loss	$(18,167)	$(55,086)
Net realized gains from security transactions	476,938	565,846
Net change in unrealized appreciation/ depreciation on investments	1,328,793	1,419,705
Net increase in net assets from operations	1,787,564	1,930,465

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(644,132)	(468,270)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	992,195	5,295,956
Net asset value of shares issued in reinvestment of distributions to shareholders	644,132	468,270
Proceeds from redemption fees collected (Note 1)	526	697
Payments for shares redeemed	(1,883,504)	(3,379,912)
Net increase (decrease) in net assets from capital share transactions	(246,651)	2,385,011

TOTAL INCREASE IN NET ASSETS	896,781	3,847,206

NET ASSETS
Beginning of period	15,856,161	12,008,955
End of period	$16,752,942	$15,856,161

ACCUMULATED NET INVESTMENT LOSS	$(18,167)	$—

CAPITAL SHARE ACTIVITY
Shares sold	79,906	405,823
Shares reinvested	53,322	35,883
Shares redeemed	(151,991)	(255,861)
Net increase (decrease) in shares outstanding	(18,763)	185,845
Shares outstanding at beginning of period	1,258,800	1,072,955
Shares outstanding at end of period	1,240,037	1,258,800

See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
FROM OPERATIONS
Net investment loss	$(60,562)	$(133,021)
Net realized gains from security transactions	662,865	1,649,145
Net change in unrealized appreciation/ depreciation on investments	1,258,067	1,208,815
Net increase in net assets from operations	1,860,370	2,724,939

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(1,505,898)	(504,063)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,699,244	6,830,417
Net asset value of shares issued in reinvestment of distributions to shareholders	1,505,898	504,063
Proceeds from redemption fees collected (Note 1)	269	1,267
Payments for shares redeemed	(2,247,965)	(4,745,834)
Net increase in net assets from capital share transactions	2,957,446	2,589,913

TOTAL INCREASE IN NET ASSETS	3,311,918	4,810,789

NET ASSETS
Beginning of period	15,539,688	10,728,899
End of period	$18,851,606	$15,539,688

ACCUMULATED NET INVESTMENT LOSS	$(60,562)	$—

CAPITAL SHARE ACTIVITY
Shares sold	263,006	455,961
Shares reinvested	112,801	33,604
Shares redeemed	(158,961)	(324,623)
Net increase in shares outstanding	216,846	164,942
Shares outstanding at beginning of period	1,106,363	941,421
Shares outstanding at end of period	1,323,209	1,106,363

See accompanying notes to financial statements.

ALPHAMARK LARGE CAP GROWTH FUND FINANCIAL HIGHLIGHTS Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	Year Ended August 31, 2010	Period Ended August 31, 2009(a)
Net asset value at beginning of period	$12.60		$11.19	$11.37	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.04)	(0.04)	0.01
Net realized and unrealized gains (losses) on investments	1.45		1.86	(0.03)	1.38
Total from investment operations	1.44		1.82	(0.07)	1.39

Less distributions:
From net investment income	—		—	—	(0.01)
From net realized gains	(0.53)		(0.41)	(0.11)	(0.01)
Total distributions	(0.53)		(0.41)	(0.11)	(0.02)

Proceeds from redemption fees collected (Note 1)	0.00	(b)	0.00 (b)	—	—

Net asset value at end of period	$13.51		$12.60	$11.19	$11.37

Total return (c)	11.96%	(d)	16.15%	(0.69% )	13.92%	(d)(e)

Net assets at end of period	$16,752,942		$15,856,161	$12,008,955	$11,449,045

Ratio of total expenses to average net assets	2.18%	(f)	2.08%	2.32%	2.49%	(f)

Ratio of net expenses to average net assets (g)	1.50%	(f)	1.50%	1.50%	1.50%	(f)

Ratio of net investment income (loss) to average net assets (g)	(0.23%	)(f)	(0.35% )	(0.32% )	0.12%	(f)

Portfolio turnover rate	21%	(d)	47%	30%	120%	(d)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)
During the period ended August 31, 2009, the Fund received a payment from the administrator of $95,117 for losses realized on the sale of investments as a result of a cash reporting error, which otherwise would have reduced the total return by 1.60%.

(f)	Annualized.
(g)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 3).
See accompanying notes to financial statements.

ALPHAMARK SMALL CAP GROWTH FUND FINANCIAL HIGHLIGHTS Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Year Ended August 31, 2010		Period Ended August 31, 2009(a)
Net asset value at beginning of period	$14.05		$11.40		$10.23		$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)		(0.12)		(0.11)		(0.04)
Net realized and unrealized gains on investments	1.58		3.29		1.28		0.27
Total from investment operations	1.53		3.17		1.17		0.23

Less distributions:
From net realized gains	(1.33)		(0.52)		—		—

Proceeds from redemption fees collected (Note 1)	0.00	(b)	0.00	(b)	—		—

Net asset value at end of period	$14.25		$14.05		$11.40		$10.23

Total return (c)	11.55%	(d)	27.52%		11.44%		2.30%	(d)

Net assets at end of period	$18,851,606		$15,539,688		$10,728,899		$8,773,981

Ratio of total expenses to average net assets	2.14%	(e)	2.14%		2.55%		2.78%	(e)

Ratio of net expenses to average net assets (f)	1.50%	(e)	1.50%		1.50%		1.50%	(e)

Ratio of net investment loss to average net assets (f)	(0.72%	)(e)	(0.86%	)	(1.07%	)	(0.62%	)(e)

Portfolio turnover rate	36%	(d)	111%		73%		107%	(d)

(a)	Represents the period from the commencement of operations (October 31, 2008) through August 31, 2009.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 3).
See accompanying notes to financial statements.

ALPHAMARK INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS February 29, 2012 (Unaudited)

1.	Organization and Significant Accounting Policies

AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are no-load series of AlphaMark Investment Trust (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated June 24, 2008. The public offering of shares of the Funds commenced on October 31, 2008.

The investment objective of each Fund is long-term growth of capital. AlphaMark Large Cap Growth Fund is a diversified fund and AlphaMark Small Cap Fund is a non-diversified fund.

Securities valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

ALPHAMARK INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of February 29, 2012:

AlphaMark Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$16,063,790	$—	$—	$16,063,790
Money Market Funds	664,028	—	—	664,028
Total	$16,727,818	$—	$—	$16,727,818

AlphaMark Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,865,570	$—	$—	$18,865,570
Total	$18,865,570	$—	$—	$18,865,570

See each Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.

During the six months ended February 29, 2012, the Funds did not have any significant transfers in and out of any Level. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 29, 2012. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 1.5%, payable to the applicable Fund, if redeemed within sixty days of the date of purchase. During the periods ended February 29, 2012 and August 31, 2011, proceeds from redemption fees totaled $526 and $697, respectively, for AlphaMark Large Cap Growth Fund and $269 and $1,267, respectively, for AlphaMark Small Cap Growth Fund.

ALPHAMARK INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

Security transactions and investment income – Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to shareholders – Dividends arising from net investment income and distributions of net realized capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid to shareholders of the Funds during the periods ended February 29, 2012 and August 31, 2011 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
AlphaMark Large Cap Growth Fund	2/29/12	$40,560	$603,572	$644,132
	8/31/11	$—	$468,270	$468,270
AlphaMark Small Cap Growth Fund	2/29/12	$247,802	$1,258,096	$1,505,898
	8/31/11	$—	$504,063	$504,063

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

ALPHAMARK INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following is computed on a tax basis for each item as of February 29, 2012:

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
Tax cost of portfolio investments	$12,134,253	$15,300,674
Gross unrealized appreciation	$4,850,760	$4,079,076
Gross unrealized depreciation	(257,195)	(514,180)
Net unrealized appreciation	4,593,565	3,564,896
Accumulated ordinary loss	(18,167)	(60,562)
Other gains	349,151	412,476
Total distributable earnings	$4,924,549	$3,916,810

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and concluded that no provision for unrecognized tax benefits or expenses should be recorded related to uncertain tax positions taken in the Funds’ tax returns for all open tax years. During the six months ended February 29, 2012, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal.

2.	Investment Transactions

During the six months ended February 29, 2012, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

ALPHAMARK INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
Cost of purchases of investment securities	$3,241,104	$7,605,269
Proceeds from sales of investment securities	$4,604,152	$5,876,782

3.	Transactions with Affiliates

The President of AlphaMark Advisors, LLC (the “Advisor”), the investment advisor to the Funds, is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Funds’ administrator, transfer agent, and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Funds’ principal underwriter.

The Chief Compliance Officer (the “CCO”) of the Trust is an employee of the Advisor. Each Fund reimburses the Advisor $6,000 annually for the services provided by the CCO to the Trust.

INVESTMENT ADVISORY AGREEMENT
Under the terms of Investment Advisory Agreements between the Trust and the Advisor, the Advisor serves as the investment advisor to the Funds. Each Fund pays the Advisor an investment advisory fee computed at the annual rate of 1.00% of its average daily net assets.

The Advisor has contractually agreed, until at least December 31, 2012, to reduce its investment advisory fees and to reimburse other Fund operating expenses to the extent necessary to limit each Fund’s annual ordinary operating expenses (excluding brokerage costs, taxes, interest, organization costs and extraordinary expenses) to 1.50% of its average daily net assets. Any such fee reductions or expense reimbursements by the Advisor are subject to repayment by the Funds, provided that the repayment does not cause a Fund’s ordinary operating expenses to exceed the expense limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment. As of February 29, 2012, the Advisor may in the future recover fee reductions and expense reimbursements totaling $289,648 and $300,793 from AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund, respectively. The Advisor may recover these amounts no later than the dates stated below:

ALPHAMARK INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

	AlphaMark Large Cap Growth Fund	AlphaMark Small Cap Growth Fund
August 31, 2012	$43,195	$46,162
August 31, 2013	100,971	103,227
August 31, 2014	92,515	98,245
February 28, 2015	52,967	53,159
	$289,648	$300,793

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000. The foregoing fee was discounted by 15% through December 31, 2011.

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates each Fund’s daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,500 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of its average daily net assets and 0.005% of such assets in excess of $500 million. The base fee and asset-based fee were discounted by 15% through December 31, 2011.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $20 per shareholder account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 if a Fund has more than 25 but less than

ALPHAMARK INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued)

100 shareholder accounts, and $1,500 per month if a Fund has 100 or more shareholder accounts. In addition, each Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
Pursuant to the terms of a Distribution Agreement with the Trust, UFD provides distribution services and serves as principal underwriter for the Funds. UFD is a wholly-owned subsidiary of Ultimus. UFD receives compensation of $6,000 annually for its services to the Trust.

DISTRIBUTION PLAN
The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”) which allows the Funds to incur expenses related to the distribution of the Funds’ shares. The annual fees payable under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets.

PRINCIPAL HOLDERS OF FUND SHARES
As of February 29, 2012, Charles Schwab & Co., Inc., for the benefit of its customers, owned of record 97% and 98% of the outstanding shares of AlphaMark Large Cap Fund and AlphaMark Small Cap Fund, respectively.

4.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

5.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

ALPHAMARK INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2011 – February 29, 2012).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1.5% is applied on the sale of shares redeemed within sixty days of the date of purchase. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

ALPHAMARK INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

AlphaMark Large Cap Growth Fund

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,119.60	$7.91
Based on Hypothetical 5% Return	$1,000.00	$1,017.40	$7.52

*
Expenses are equal to AlphaMark Small Cap Growth Fund’s annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

AlphaMark Small Cap Growth Fund

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,115.50	$7.89
Based on Hypothetical 5% Return	$1,000.00	$1,017.40	$7.52

*
Expenses are equal to AlphaMark Small Cap Growth Fund’s annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

ALPHAMARK INVESTMENT TRUST OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-420-3350, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-420-3350. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Rev. October 2010 Privacy Notice
FACTS	WHAT DOES THE ALPHAMARK INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪    Social Security number
▪    Assets
▪    Retirement Assets
▪    Transaction History
▪    Checking Account Information
▪    Purchase History
▪    Account Balances
▪    Account Transactions
▪    Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the AlphaMark Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the AlphaMark Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-420-3350

Who we are
Who is providing this notice?	AlphaMark Investment Trust AlphaMark Advisors, LLC (Advisor) Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the AlphaMark Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the AlphaMark Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪     Open an account
▪     Provide account information
▪     Give us your contact information
▪     Make deposits or withdrawals from your account
▪     Make a wire transfer
▪     Tell us where to send the money
▪     Tells us who receives the money
▪     Show your government-issued ID
▪     Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪     Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪     Affiliates from using your information to market to you
▪     Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
▪     AlphaMark Advisors, LLC, the investment advisor to the AlphaMark Investment Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The AlphaMark Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The AlphaMark Investment Trust does not jointly market.

ALPHAMARK INVESTMENT TRUST

Investment Adviser

AlphaMark Advisors, LLC
250 Grandview Drive, Suite 175
Fort Mitchell, Kentucky 41017

Administrator

Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-866-420-3350

Legal Counsel

Sullivan & Worcester LLP
One Post Office Square
Boston, Massachusetts 02109

Custodian

US Bank NA
425 Walnut Street
Cincinnati, OH 45202

Board of Trustees

John W. Hopper, Jr., Chairman
C. Christopher Muth
T. Brian Brockhoff
Michael L. Simon

Officers

Michael L. Simon, President
Christian A. Lucas, Vice President
Robert G. Dorsey, Vice President
Mark J. Seger, Treasurer
Wade R. Bridge, Secretary
Anne M. Haggerty, Chief Compliance Officer

Item 2.	Code of Ethics.

No required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	April 23, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	April 23, 2012

* Print the name and title of each signing officer under his or her signature.